Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Narrative (Details) $ in Thousands, ¥ in Millions			3 Months Ended		12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 JPY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 01, 2020
Variable Interest Entity [Line Items]
Investment in joint venture	$ 9	¥ 1	$ 1,548	$ 189	$ 2,698	$ 1,852
Unfunded commitment			1,300
Put and call rights term					180 days
Subsequent Event
Variable Interest Entity [Line Items]
Unfunded commitment			$ 1,300
Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Ownership percentage in entity			49.00%
Additional financial support provided to investment			$ 1,548	$ 2,698	$ 2,700	1,852
Unfunded commitment			$ 1,500		$ 1,700	$ 659
Fujitsu Semiconductor Limited | Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Ownership percentage in entity			51.00%
Fujitsu Semiconductor Limited | Aizu Fajitsu Semiconductor Wafer Solution Limited | Subsequent Event
Variable Interest Entity [Line Items]
Purchase of additional interest							51.00%